Investments in Associates and Joint Ventures - Summary of Investments Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investments in associates and joint ventures [line items]
Amount of investments in joint ventures and associates	$ 1,534	$ 1,733	$ 1,369
Other investments in associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [line items]
Amount of investments in joint ventures and associates	24	22	21
Investments In Associates And Joint Ventures [member]
Disclosure of investments in associates and joint ventures [line items]
Amount of investments in joint ventures and associates	$ 1,676	1,905	1,529
Associates [member] | Oldelval [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Hydrocarbon transportation and storage
Registered Address	Argentina
Proportion of ownership interest in subsidiary	37.00%
Amount of investments in joint ventures and associates	$ 55	58	47
Associates [member] | Termap [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Hydrocarbon storage and shipment
Registered Address	Argentina
Proportion of ownership interest in subsidiary	33.15%
Amount of investments in joint ventures and associates	$ 15	20	24
Associates [member] | Oiltanking [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Hydrocarbon transportation and storage
Registered Address	Argentina
Proportion of ownership interest in subsidiary	30.00%
Amount of investments in joint ventures and associates	$ 25	26	19
Associates [member] | CDS [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Electric power generation and its commercialization
Registered Address	Argentina
Proportion of ownership interest in subsidiary	10.25%
Amount of investments in joint ventures and associates	$ 26	28	27
Associates [member] | YPF Gas [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Gas fractionation, bottling, distribution and transportation for industrial and/or residential use
Registered Address	Argentina
Proportion of ownership interest in subsidiary	33.99%
Amount of investments in joint ventures and associates	$ 17	34	30
Joint Ventures [member] | YPF EE [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Generation, transportation and commercialization of electric energy from all primary production sources
Registered Address	Argentina
Proportion of ownership interest in subsidiary	75.00%
Amount of investments in joint ventures and associates	$ 735	776	699
Joint Ventures [member] | MEGA [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Separation, fractionation, storage and transportation of natural gas liquids, and its commercialization
Registered Address	Argentina
Proportion of ownership interest in subsidiary	38.00%
Amount of investments in joint ventures and associates	$ 133	164	111
Joint Ventures [member] | Profertil [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Production and commercialization of fertilizers
Registered Address	Argentina
Proportion of ownership interest in subsidiary	50.00%
Amount of investments in joint ventures and associates	$ 339	449	276
Joint Ventures [member] | Refinor [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Industrialization, transportation and commercialization of hydrocarbons
Registered Address	Argentina
Proportion of ownership interest in subsidiary	50.00%
Amount of investments in joint ventures and associates	$ 23	35	32
Joint Ventures [member] | OLCLP [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Construction and exploitation of a pipeline, oil transportation and storage, import, export, purchase and sale of raw materials, industrial equipment and machinery
Registered Address	Argentina
Proportion of ownership interest in subsidiary	85.00%
Amount of investments in joint ventures and associates	$ 34	25	16
Joint Ventures [member] | CT Barragan [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Production and generation of electric energy
Registered Address	Argentina
Proportion of ownership interest in subsidiary	50.00%
Amount of investments in joint ventures and associates	$ 250	$ 268	$ 227
Subsidiaries [member] | YPF Internacional [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Investment
Registered Address	Bolivia
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries [member] | YPF Holdings [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Investment and finance
Registered Address	United States
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries [member] | OPESSA [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Commercial management of YPF’s gas stations
Registered Address	Argentina
Proportion of ownership interest in subsidiary	99.99%
Subsidiaries [member] | AESA [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Engineering and construction services
Registered Address	Argentina
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries [member] | Metrogas [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Providing the public service of natural gas distribution
Registered Address	Argentina
Proportion of ownership interest in subsidiary	70.00%
Subsidiaries [member] | YPF Chile [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Lubricants, diesel, petrochemicals and aviation fuels trading and natural gas commercialization
Registered Address	Chile
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries [member] | YTEC [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Investigation, development, production, import, export and commercialization of technologies, knowledge, goods and services
Registered Address	Argentina
Proportion of ownership interest in subsidiary	51.00%